Income Tax - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
IncomeTax [Abstract]
Unrecognised Deferred Tax Liabilities	$ 252,987	$ 600,775
Applicable Income Tax Rate	30.00%	30.00%	35.00%
Reduction from the Application of the Tax Inflation Adjustment (Nominal Value)		$ 1,021,518	$ 1,185,800
Inflation Adjustment in Income Tax Expense	$ (4,182,243)	(2,175,295)	(3,166,423)
Income Tax Expense	2,072,167	$ 6,670,742	$ 1,111,427	$ 555,002	$ 647,945	$ 264,257
Reduction of nominal values in income tax expense	3,239,760
Reduction of nominal values on foreign currency	4,182,243
Tax expense, inflation rate adjustment	5,505,696
Tax expense, inflation rate adjustment considered for deduction	1,112,875
Tax expense, inflation rate adjustment recognized in deferred tax asset	$ 4,392,821